Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
18.	Related-Party Transactions
In February 2021 the Company entered into nonrecourse promissory note agreements with two shareholders in order to facilitate cashless exercise of 10,446,645 options to purchase common stock. This arrangement resulted in no incremental share-based compensation expense. Please see Note 14 - Stock-based compensation for more details.

During
2022, the Company issued a total of $31,800,000 in Bridge Loans to multiple parties, including to an immediate family member of management in full settlement of the liability from the related party advance on financing in the amount of $4,750,000. Total amount of financing via Bridge Loan provided by the immediate family member of management was $10,000,000. Please see
Note 9 - Notes Payable for more
details.

19. Related-Party Transactions
In December 2019, the Company received $3,500,000 from Sam Zaid, Chief Executive Officer and Board member. The cash received by the Company was intended as a temporary, interest-free loan. In February 2020, this loan was settled in connection with the subordinated purchase financing (securities) (see Note 11 — Notes Payable and Note 14 — Mezzanine Equity and Stockholders’ Deficit).
In February 2021 the Company entered into nonrecourse promissory note agreements with Sam Zaid, Chief Executive Officer and Board member, as well as with another stockholder in order to facilitate cashless exercise of 10,446,654 options to purchase common stock. This arrangement resulted in no incremental share-based compensation expense during the period. Please refer to Note 15 — Stock-Based Compensation for additional details regarding these agreements.
Additionally, in 2015, 2018 and 2019 the Company entered into note receivable agreements (collectively the Stockholders Notes) with Sam Zaid and two other of the Company’s founders. The Stockholders Notes have been recorded as a component of stockholders’ equity (deficit) as of December 31, 2021 and 2020. Please refer to Note 15 — Stock-Based Compensation for additional details regarding these agreements.

Interprivate II Acquisition Crop [Member]
RELATED PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On January 13, 2021, the Sponsor paid

$25,000
to cover certain offering costs of the Company in consideration for
5,750,000
shares of Class B common stock (the “Founder Shares”).

On February 4, 2021,
the Sponsor transferred an aggregate 90,000 Founder Shares to the Company’s independent directors, resulting in the Sponsor holding 5,660,000 Founder Shares. On March 4, 2021, the Company effected a
1.125-for-1
stock split of its Class B common stock, resulting in an aggregate of 6,468,750 Founder Shares issued and outstanding, 6,378,750 of which were held by the Sponsor. On November 22, 2021, the Sponsor transferred 30,000 Founder Shares to a newly appointed independent director of the Company, resulting in the Sponsor holding 6,348,750 Founder Shares. The aggregate value of the 120,000 Founder Shares transferred to the independent directors will be recorded as compensation expense at the time of a Business Combination. The initial grant was deemed de minimis and the second grant in November 2021 is estimated at $9.79 per share, approximately $300,000. The Founder Shares included an aggregate of up to 843,750 shares subject to forfeiture. As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares were subject to forfeiture.
Administrative Services Agreement
The Company entered into an agreement, commencing on March 4, 2021, pursuant to which the Company will pay the Sponsor a total of $10,000 per month for office space, administrative and support services. Upon completion of the Business Combination or the Company’s liquidation, the agreement will terminate, and the Company will cease paying these monthly fees. For the three months ended September 30, 2022 and 2021, the Company recorded $30,000 and $30,000, respectively, in fees for these services. For the nine months ended September 30, 2022 and 2021, the Company recorded $90,000 and $70,000, respectively, in fees for these services. As of September 30, 2022 and December 31, 2021, the service fee payable was $0, respectively. Payments were reimbursed through the related party payable on the accompanying condensed balance sheets.
Convertible Promissory Note — Related Party
On March 31, 2022, the Company entered into a convertible promissory note with the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $1,500,000 (the “Convertible Promissory Note”). The Convertible Promissory Note is
non-interest
bearing and due on the earlier of March 9, 2023 and the date on which the Company consummates its initial business combination. If the Company completes a business combination, it would repay such additional loaned amounts, without interest, upon consummation of the business combination. In the event that a business combination does not close, the Company may use a portion of the working capital held outside the trust account to repay such additional loaned amounts but no proceeds from the trust account would be used for such repayment. Up to $1,500,000 of such additional loans (if any) may be convertible into warrants, at a price of $1.50 per warrant at the option of the Sponsor. The warrants would be identical to the private placement warrants, including as to exercise price, exercisability and exercise period. Except for the foregoing, the terms of such additional loans (if any) have not been determined and no written agreements exist with respect to such loans. If the Company fully draws down on the Convertible Promissory Note and requires additional funds for working capital purposes, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company such additional funds as may be required. The issuance of the Convertible Promissory Note was approved by the board of directors and the audit committee on March 31, 2022. As of September 30, 2022, there was $0 outstanding under the Convertible Promissory Note which is reported in related party payables.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.
In addition, as the Company incurs operating expenses, these fees are paid by InterPrivate LLC, and InterPrivate LLC is subsequently reimbursed by the Company for the full amount paid. As of September 30, 2022 and December 31, 2021, the Company had $439,279 and $50,320 in related party payables outstanding, respectively. The increase is primarily due to increased invoices paid by the LLC on behalf of InterPrivate II for operations.
Services Agreement
The Company entered into an agreement, pursuant to which the Company will pay its Vice President a total of $
10,000
per month for assisting the Company in negotiating and consummating an initial Business Combination. Upon completion of the Business Combination or the Company’s liquidation, the agreement will terminate, and the Company will cease paying these monthly fees. For the three months ended September
30
,
2022
and
2021
, the Company incurred $
30,000
and $
30,000
in fees, respectively, for these services. For the nine months ended September
30
,
2022
and
2021
, the Company incurred $
90,000
and $
70,000
in fees, respectively, for these services. As of September
30
,
2022
and December
31
,
2021
, the service fee payable was $
0
and $
0
, respectively. Payments were reimbursed through the related party payable on the accompanying condensed balance sheets.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On January 13, 2021, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 5,750,000 shares of Class B common stock (the “Founder Shares”). On March 4, 2021, the Company effected a 1.125 for 1 stock split of its Class B common stock, resulting in an aggregate of 6,468,750 Founder Shares issued and outstanding. The Founder Shares included an aggregate of up to 843,750 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the Sponsor would collectively own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Representative Shares). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.
The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until (i) with respect to 50% of such shares, for a period ending on the earlier of the one-year
anniversary of the date of the consummation of a Business Combination and the date on which the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a
30-trading
day period following the consummation of a Business Combination and (ii) with respect to the remaining 50% of such shares, for a period ending on the one-year
anniversary of the date of the consummation of a Business Combination, or, in either case, earlier if, subsequent to a Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Services Agreement
The Company entered into an agreement, commencing on March 4, 2021, pursuant to which the Company will pay the Sponsor a total of up to $10,000 per month for office space, administrative and support services. Upon completion of the Business Combination or the Company’s liquidation, the agreement will terminate and the Company will cease paying these monthly fees. For the year ended December 31, 2021, the Company incurred and paid $100,000 in fees for these services.
Promissory Note — Related Party
On January 13, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest
bearing and was payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. As of March 9, 2021, there was $149,476 outstanding under the Promissory Note, which was repaid on March 10, 2021.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. In addition, as the Company incurs operating expenses, these fees are paid by InterPrivate LLC and subsequently reimbursed for the full amount paid. As of December 31, 2021 the Company had $50,320 related party payables.
Services Agreement
The Company entered into an agreement, pursuant to which the Company will pay its Vice President a total of $10,000 per month for assisting the Company in negotiating and consummating an initial Business Combination. Upon completion of the Business Combination or the Company’s liquidation, the agreement will terminate and the Company will cease paying these monthly fees. For the year ended December 31, 2021, the Company incurred and paid and $100,000 in fees for these services.